Current liabilities - Grants (Details) - European Commission Horizon 2020 Program [member] - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2015
Current Liabilities [Line Items]
Current government grants		€ 4.6
Entity And Academic Partners [member]
Current Liabilities [Line Items]
Current government grants	€ 6.0	€ 6.0